Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2022	2021
	€ in thousands
Cash	14,768	31,771
On call deposits	31,690	9,458
Cash and cash equivalents	46,458	41,229

Cash and cash equivalents in the statement of cash flows	46,458	41,229